FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2007

                  Date of reporting period: September 30, 2008


Item 1. Schedule of Investments.


                               TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                   (unaudited)

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-------------- ----------------------------------------------------------------------------------------------------

                                                                                   Rating
Principal                                                                           Moody's/
  Amount       General Obligation Bonds (17.5%)                                      S&P                  Value(a)

-------------- ----------------------------------------------------------------------------------------------------

               City, County and State (8.5%)
               ----------------------------------------------------------------

               Alamo, Texas Community College District
 $    595,000  4.375%, 02/15/25 MBIA Insured                                        Aa2/AA             $   522,850

               Anderson, Indiana San District
      505,000  4.600%, 07/15/23 AMBAC Insured                                       Aa3/AA                 456,899

               Cedar City, Utah Special Improvement District Assessment
      235,000  5.050%, 09/01/10                                                     NR/NR*                 234,777
      215,000  5.200%, 09/01/11                                                     NR/NR*                 214,131

                   Cedar Park, Texas
      835,000  4.500%, 02/15/22 MBIA Insured                                        A1/AA                  767,198

               Coral Canyon, Utah Special Service District
      140,000  4.850%, 07/15/17                                                     NR/NR*                 123,851
      580,000  5.700%, 07/15/18                                                     NR/NR*                 546,331

               Dawson County, Texas Hospital District
      555,000  4.375%, 02/15/24 AMBAC Insured                                       Aa3/AA                 488,350

                 Denton County, Texas
      700,000  4.500%, 07/15/24 MBIA Insured                                       Aa1/AA+                 633,801
      400,000  4.500%, 07/15/25 MBIA Insured                                       Aa1/AA+                 357,256
    1,500,000  4.250%, 07/15/27 MBIA Insured                                       Aa1/AA+               1,260,165

               Harris County, Texas Unlimited Tax
      300,000  4.500%, 10/01/23                                                    Aa1/AA+                 278,319

               Harris County, Texas Utility District  #268
      905,000  4.375%, 09/01/27 Radian Insured                                       A3/A                  717,575

                    Hurricane, Utah
      125,000  5.400%, 11/01/09 Radian Insured                                       A3/A                  128,316

               King County, Washington Unlimited Tax
    1,000,000  4.500%, 12/01/25 FSA Insured                                        Aaa/AAA                 897,770

                     Laredo, Texas
      300,000  4.250%, 08/15/21 AMBAC Insured                                       Aa3/AA                 272,796
      500,000  4.500%, 02/15/24 AMBAC Insured                                       Aa3/AA                 454,280

                    McKinney, Texas
    1,700,000  4.500%, 08/15/23 XLCA Insured                                       Aa2/AA+               1,532,346
    1,375,000  5.000%, 08/15/24 AMBAC Insured                                      Aa2/AA+               1,342,550
      695,000  4.375%, 08/15/25 MBIA Insured                                       Aa2/AA+                 610,008

                    Mesquite, Texas
      510,000  4.625%, 02/15/22 FSA Insured                                        Aaa/AAA                 482,455

                  San Antonio, Texas
      125,000  4.750%, 02/01/24 FSA Insured                                        Aaa/AAA                 117,683

               San Patricio County, Texas
      450,000  4.600%, 04/01/25 AMBAC Insured                                       Aa3/NR                 404,996

                      Texas State
      415,000  4.500%, 08/01/22                                                     Aa1/AA                 380,966

                      Waco, Texas
    2,560,000  4.500%, 02/01/24 MBIA Insured                                        Aa3/AA               2,272,384

               Washington County, Utah
    1,250,000  5.000%, 10/01/22 MBIA Insured                                        A1/NR                1,212,063

                   Washington State
    1,815,000  4.500%, 01/01/22 MBIA Insured                                       Aa1/AA+               1,660,489
      705,000  4.500%, 07/01/23 FSA Insured                                        Aaa/AAA                 649,101

               Williamson County, Texas
      460,000  4.500%, 02/15/26 FSA Insured                                        Aaa/AAA                 407,486

                                                                                              ---------------------
               Total City, County and State                                                             19,427,192
                                                                                              ---------------------

               School District (9.0%)
               ----------------------------------------------------------------

               Borger, Texas Independent School District
      400,000  4.500%, 02/15/24                                                     NR/AAA                 362,456
      500,000  4.500%, 02/15/25                                                     NR/AAA                 447,040

               Canutillo, Texas Independent School District
      500,000  4.500%, 08/15/25                                                     NR/AAA                 445,375

               Clint, Texas Independent School District
      265,000  4.250%, 02/15/28                                                     NR/AAA                 220,883

               Dallas, Texas Independent School District
    2,500,000  5.000%, 08/15/29                                                    Aaa/AAA               2,396,700

               Dripping Springs, Texas Independent School District
      725,000  4.375%, 08/15/22                                                    Aaa/AAA                 664,194

               Eagle Mountain & Saginaw, Texas Independent School District
      300,000  4.750%, 08/15/21                                                    Aaa/AAA                 292,650
      525,000  4.750%, 08/15/23                                                    Aaa/AAA                 494,130

               Freemont County, Wyoming School District #14
      355,000  4.500%, 06/15/26                                                     NR/BBB                 314,839

               Frisco, Texas Independent School District
    1,260,000  5.000%, 07/15/26                                                     Aaa/NR               1,218,118

               Galena Park, Texas Independent School District
      295,000  4.625%, 08/15/25                                                     Aaa/NR                 267,715

               Harrisburg, South Dakota Independent School District  No. 41-2
    1,370,000  4.500%, 01/15/24 FSA Insured                                         Aaa/NR               1,240,343

               Jacksboro, Texas Independent School District
      815,000  4.700%, 02/15/23                                                     NR/AAA                 768,561

               La Feria, Texas Independent School District
      210,000  4.400%, 02/15/24                                                     Aaa/NR                 186,583

               Lancaster, Texas School District
      300,000  4.375%, 02/15/22                                                    Aaa/AAA                 273,654

               Lindale, Texas Independent School District
      440,000  4.250%, 02/15/21                                                     NR/AAA                 403,726
    1,000,000  4.250%, 02/15/22                                                     NR/AAA                 898,830
      445,000  4.375%, 02/15/23                                                     NR/AAA                 400,046

               Lovejoy, Texas Independent School District
      200,000  4.500%, 02/15/24                                                    Aaa/AAA                 181,186

               Muleshoe, Texas Independent School District
      380,000  4.500%, 02/15/22                                                     NR/AAA                 341,647
      250,000  4.500%,0 2/15/23                                                     NR/AAA                 221,705
      200,000  4.500%, 02/15/24                                                     NR/AAA                 176,000
      220,000  4.500%, 02/15/25                                                     NR/AAA                 193,074

               Navasota, Texas Independent School District
      475,000  5.000%, 08/15/23 FGIC Insured                                        A3/NR                  445,009

               Prosper, Texas Independent School District
      395,000  4.125%, 08/15/21                                                     NR/AAA                 356,879

               Southern, Texas Independent School District
      910,000  4.500%, 02/01/26                                                    Aaa/AAA                 807,079

               Spring, Texas Independent School District
      300,000  4.750%, 08/15/23                                                    Aaa/AAA                 284,310
    1,400,000  4.500%, 08/15/27                                                    Aaa/AAA               1,212,792

               Van, Texas Independent School District
      750,000  4.875%, 02/15/26                                                    Aaa/AAA                 718,988

               Washington County, Utah
      440,000  5.000%, 10/01/18 Syncora Guarantee Inc. Insured                       A1/NR                 443,626
      465,000  5.000%, 10/01/19 Syncora Guarantee Inc. Insured                       A1/NR                 465,000
      490,000  5.000%, 10/01/20 Syncora Guarantee Inc. Insured                       A1/NR                 483,914
      510,000  5.000%, 10/01/21 Syncora Guarantee Inc. Insured                       A1/NR                 494,828
      535,000  5.000%, 10/01/22 Syncora Guarantee Inc. Insured                       A1/NR                 503,462
      565,000  5.000%, 10/01/23 Syncora Guarantee Inc. Insured                       A1/NR                 522,230
      320,000  5.000%, 10/01/24 Syncora Guarantee Inc. Insured                       A1/NR                 294,278

               Washoe County, Nevada School District
      200,000  4.625%, 06/01/23 FGIC Insured                                        Aa3/AA                 181,104

               Waxahachie, Texas Independent School District
      605,000  4.400%, 08/15/26                                                     Aaa/NR                 527,518
      630,000  4.400%, 08/15/27                                                     Aaa/NR                 541,460

                                                                                              ---------------------
               Total School District                                                                    20,691,932
                                                                                              ---------------------

               Total General Obligation Bonds                                                           40,119,124
                                                                                              ---------------------

               Revenue Bonds (81.3%)
               ----------------------------------------------------------------

               Airport (1.5%)
               ----------------------------------------------------------------

               Clark County, Nevada Passenger Facility Charge
      255,000  4.750%, 07/01/22 MBIA Insured AMT                                    Aa3/AA                 234,850

               Hillsborough County, Florida Aviation Authority
    2,185,000  5.250%, 10/01/23 MBIA Insured AMT                                    Aa3/AA               1,931,387

               Miami-Dade County, Florida Aviation Revenue
    1,675,000  5.000%, 10/01/28 Series C MBIA Insured AMT                           A2/AA                1,371,490

                                                                                              ---------------------
               Total Airport                                                                             3,537,727
                                                                                              ---------------------

               County (0.4%)
               ----------------------------------------------------------------

               Davis County, Utah  Lease Revenue DMV Project
       78,000  5.400%, 11/01/17                                                     NR/NR*                  75,445
       83,000  5.450%, 11/01/18                                                     NR/NR*                  79,520
       87,000  5.500%, 11/01/19                                                     NR/NR*                  82,701
       92,000  5.550%, 11/01/20                                                     NR/NR*                  86,517
       97,000  5.600%, 11/01/21                                                     NR/NR*                  90,352
      103,000  5.650%, 11/01/22                                                     NR/NR*                  94,464
      108,000  5.700%, 11/01/23                                                     NR/NR*                  97,937
      115,000  5.700%, 11/01/24                                                     NR/NR*                 103,153
      121,000  5.750%, 11/01/25                                                     NR/NR*                 107,713
      128,000  5.750%, 11/01/26                                                     NR/NR*                 112,438
                                                                                              ---------------------
               Total County                                                                                930,240
                                                                                              ---------------------

               Education (19.6%)
               ----------------------------------------------------------------

               Broward County, Florida School Board COP
    1,680,000  4.500%, 07/01/23 Series A FGIC Insured                               A1/A+                1,453,418

               Carmel, Indiana 2002 School Building Corp.
    1,235,000  4.300%, 01/15/23 FSA Insured                                         NR/AAA               1,079,921
    1,525,000  4.300%, 07/15/23 FSA Insured                                         NR/AAA               1,330,075

               Central Washington State University System Revenue
    1,265,000  4.375%, 05/01/26  FSA Insured                                        Aaa/NR               1,080,892

               Florida State Board of Education Public Education
      210,000  4.500%, 06/01/25 FSA Insured                                        Aaa/AAA                 185,802

               Hillsborough County, Florida School Board COP
      560,000  4.250%, 07/01/26 MBIA Insured                                        Aa3/AA                 462,146

               Laredo, Texas Independent School District Public Facility Corp.
      190,000  5.000%, 08/01/24 AMBAC Insured                                       Aa3/AA                 187,129

               La Vernia, Texas  Higher Education Finance Corp. Revenue
    3,617,000  6.500%, 03/12/38                                                     NR/NR*               3,325,397

               Nevada System Higher Education COP
    1,000,000  5.000%, 07/01/25 AMBAC Insured                                      Aa3/AA-                 954,810

               Salt Lake County, Utah Westminster College Project
      435,000  4.750%, 10/01/21                                                     NR/BBB                 374,505
    1,200,000  5.000%, 10/01/22                                                     NR/BBB               1,040,868
    1,250,000  5.000%, 10/01/25                                                     NR/BBB               1,045,788
    2,025,000  5.125%, 10/01/28                                                     NR/BBB               1,684,618

               Texas State College Student Loan Revenue
      100,000  5.000%, 08/01/22 AMT                                                 Aa1/AA                  97,174

               Texas State University System Financing Revenue
      655,000  4.375%, 03/15/23 FSA Insured                                        Aaa/AAA                 571,625

               Tyler, Texas Independent School District
      325,000  5.000%, 02/15/26 FSA Insured                                        Aaa/AAA                 314,356

               University of Nevada (University Revenues)
      190,000  4.500%, 07/01/24 MBIA Insured                                        Aa3/AA                 169,446

               University of Utah COP
    3,170,000  4.350%, 12/01/26 AMBAC Insured                                       Aa3/AA               2,720,779

               University of Utah (University Revenues)
      770,000  5.000%, 04/01/18 MBIA Insured                                        Aa3/AA                 790,166

               Utah County, Utah Charter School Revenue Lakeview Academy
      315,000  5.350%, 07/15/17 Series A                                            NR/NR*                 292,207

               Utah County, Utah Charter School Revenue Lincoln Academy
                                                                                                                 -
      450,000  5.450%, 06/15/17 Series A                                            NR/NR*                 422,339

               Utah County, Utah Charter School Revenue Renaissance Academy
      340,000  5.350%, 07/15/17 Series A                                            NR/NR*                 314,537

               Utah County, Utah School Facility
    1,360,000  6.500%, 12/21/25                                                     NR/NR*               1,212,685

               Utah State Board of Regents Auxiliary & Campus Facility
    1,000,000  4.125%, 04/01/20 MBIA Insured                                        Aa2/AA                 894,720

               Utah State Board of Regents Lease Revenue
      410,000  4.500%, 05/01/20  AMBAC Insured                                      Aa3/AA                 391,169
      425,000  4.500%, 05/01/21  AMBAC Insured                                      Aa3/AA                 395,709
      450,000  4.625%, 05/01/22  AMBAC Insured                                      Aa3/AA                 415,764
      120,000  4.650%, 05/01/23  AMBAC Insured                                      Aa3/AA                 109,399

               Utah State Board of Regents Office Facility Revenue
    1,885,000  4.500%, 08/01/18 MBIA Insured                                        Aa3/AA               1,871,598
      450,000  5.050%, 02/01/20 MBIA Insured                                        A2/AA                  451,197
      360,000  5.125%, 02/01/22 MBIA Insured                                        A2/AA                  356,378
    1,045,000  5.000%, 04/01/23 MBIA Insured                                        Aa3/AA               1,003,754

               Utah State Charter School Finance Authority Channing Hall Academy
      500,000  5.750%, 07/15/22 Series A                                            NR/NR*                 447,275

               Utah State Charter School Finance Authority Revenue Entheos
               Academy
    5,930,000  6.750%, 08/15/38                                                     NR/NR*               5,461,234

               Utah State Charter School Finance Authority Fast Forward Academy
    3,127,000  6.500%, 11/15/37 144A                                                NR/NR*               2,699,758

               Utah State Charter School Finance Authority Revenue G.
                  Washington Academy
    1,000,000  6.750%, 07/15/28                                                     NR/NR*                 943,740

               Utah State Charter School Finance Authority Noah Webster Academy
    2,155,000  6.250%, 06/15/28                                                     NR/NR*               1,922,282

               Utah State Charter School Finance Authority Revenue Rockwell
                    Charter School
    1,000,000  6.750%, 08/15/28                                                     NR/NR*                 942,670

               Utah State Charter School Finance Authority Ronald Wilson Reagan
               Academy
    1,250,000  5.750%, 02/15/22 Series A                                            NR/NR*               1,123,663

               Utah State Charter School Finance Authority Summit Academy
    1,500,000  5.125%, 06/15/17                                                    NR/BBB-               1,424,580

               Washington State University Revenue
      735,000  4.600%, 10/01/29 FSA Insured                                        Aaa/AAA                 638,083

               Weber State University, Utah Student Facilities System
      300,000  5.100%, 04/01/16 Series A (pre-refunded)                             NR/AAA                 318,975
      425,000  5.250%, 04/01/19 Series A (pre-refunded)                             NR/AAA                 453,700
    1,825,000  4.400%, 04/01/27 FSA Insured                                         NR/AAA               1,593,572

                                                                                              ---------------------
               Total Education                                                                          44,969,903
                                                                                              ---------------------

               Healthcare (0.6%)
               ----------------------------------------------------------------

               Harris County, Texas Health Facility Development Corp.
      145,000  5.000%, 11/15/28 AMBAC Insured                                       Aaa/AA                 133,275

               Reno, Nevada  Hospital Revenue, Washoe Medical Center
      725,000  5.000%, 06/01/23 FSA Insured                                        Aaa/AAA                 653,066
      680,000  5.000%, 06/01/23 FSA Insured                                        Aaa/AAA                 612,530

                                                                                              ---------------------
               Total Healthcare                                                                          1,398,871
                                                                                              ---------------------

               Hospital (0.8%)
               ----------------------------------------------------------------

               Murray City, Utah Hospital Revenue
    1,780,000  5.000%, 05/15/22 MBIA Insured                                        Aa1/AA               1,735,304

                                                                                              ---------------------
               Total Hospital                                                                            1,735,304
                                                                                              ---------------------

               Housing (15.7%)
               ----------------------------------------------------------------

               Alaska Housing Finance Corp. Housing Revenue
    1,000,000  4.700%, 06/01/27 AMT                                                 Aa2/AA                 800,640
    1,000,000  5.250%, 12/01/28 AMT                                                 Aa2/AA                 868,830

               Alaska State Local Housing Authority Revenue
      500,000  5.125%, 06/01/27 Series A2 AMT                                      Aaa/AAA                 438,575

               Florida Housing Finance Corp. Revenue
      410,000  4.750%, 01/01/16 AMT                                                 Aa2/AA                 395,753
      745,000  5.000%, 07/01/21 AMT                                                 Aa2/AA                 695,584
    1,540,000  4.550%, 07/01/22 AMT                                                 Aa2/AA               1,302,209

               Henderson, Nevada Local Improvement District
      150,000  5.000%, 09/01/15                                                     NR/NR*                 123,794
      200,000  5.000%, 09/01/16                                                     NR/NR*                 160,954
      200,000  5.050%, 09/01/17                                                     NR/NR*                 157,576
      200,000  5.100%, 09/01/18                                                     NR/NR*                 154,818

               Indiana Housing & Community Development Authority
    1,365,000  4.900%, 07/01/26 AMT                                                 Aaa/NR               1,166,133

               Indiana State Housing Finance Authority Single Family
      245,000  4.850%, 07/01/22 AMT                                                 Aaa/NR                 215,269

               Indianapolis, Indiana Multi-Family
      500,000  4.850%, 01/01/21 AMT                                                 Aaa/NR                 448,590

               Miami-Dade County, Florida Housing Finance Authority
      535,000  5.000%, 11/01/23 FSA Insured AMT                                     NR/AAA                 482,634

               Nevada Housing Multi-Family, LOC: US Bank
    1,000,000  4.750%, 04/01/39 AMT                                                 NR/AA+                 858,840

               North Dakota Housing Authority Home Mortgage Revenue
    2,000,000  5.400%, 07/01/23 AMT                                                 Aa1/NR               1,891,760
    1,000,000  5.650%, 07/01/28 AMT                                                 Aa1/NR                 928,200
      950,000  5.400%, 07/01/28                                                     Aa1/NR                 890,416

               Orange County, Florida Housing Finance Authority
      120,000  5.150%, 03/01/22                                                     Aaa/NR                 118,878

               Seattle, Washington Housing Authority
      730,000  4.400%, 11/01/21 AMT                                                 NR/AAA                 623,712

               Snohomish County, Washington Housing Authority
      150,000  4.750%, 09/01/10 AMT                                                 NR/NR*                 148,862
      185,000  4.875%, 09/01/12 AMT                                                 NR/NR*                 180,654
      225,000  5.000%, 09/01/13 AMT                                                 NR/NR*                 217,951
      185,000  5.000%, 09/01/14 AMT                                                 NR/NR*                 177,226
      145,000  5.100%, 09/01/15 AMT                                                 NR/NR*                 138,012

               South Dakota Housing Development Authority
    1,250,000  4.900%, 05/01/26 AMT                                                Aa1/AAA               1,067,313

               Texas State Housing Revenue
    2,020,000  4.800%, 09/01/20 AMT                                                Aaa/AAA               1,789,841
      495,000  4.800%, 09/01/27 AMT                                                Aa1/AAA                 412,657
    1,000,000  5.250%, 09/01/32 AMT                                                Aa1/AAA                 852,950

               Utah Housing Corporation Single Family Mortgage
      330,000  4.600%, 07/01/15 AMT                                                Aaa/AAA                 319,259
      235,000  4.650%, 07/01/16 AMT                                                Aaa/AAA                 226,014
       25,000  5.250%, 07/01/23 AMT                                                 Aa2/AA                  22,987
      215,000  4.875%, 07/01/23 AMT                                                Aa3/AA-                 187,065
    1,390,000  5.125%, 07/01/24 AMT                                                Aa3/AA-               1,265,581
    1,090,000  5.000%, 07/01/25 AMT                                                Aa3/AA-                 956,290
      670,000  5.100%, 01/01/26 AMT                                                Aa3/AA-                 590,773
      620,000  5.200%, 01/01/28 AMT                                                Aa3/AA-                 584,517
    2,315,000  5.800%, 07/01/28 AMT                                                Aa3/AA-               2,142,903
    1,000,000  5.700%, 07/01/28 AMT                                                Aa3/AA-                 926,090
    1,000,000  5.500%, 07/01/28  AMT                                               Aa3/AA-                 892,170
      875,000  5.000%, 07/01/31 AMT                                                 Aa2/AA                 716,853
      595,000  5.000%, 01/01/32 AMT                                                 Aa2/AA                 490,042

               Utah State Housing Agency Housing Revenue
      120,000  5.650%, 07/01/27 AMT                                                 Aa2/AA                 111,539

               Utah State Housing Finance Agency
      145,000  5.700%, 07/01/15 AMT                                                Aa3/AA-                 145,167
       70,000  5.650%, 07/01/16 Series 1994C                                       Aaa/AAA                  69,777
       35,000  5.400%, 07/01/16 AMT                                                 Aa2/AA                  34,514
       25,000  6.000%, 07/01/17 AMT                                                Aaa/AAA                  24,697
      600,000  5.500%, 07/01/18 AMT                                                Aa3/AA-                 608,076
       40,000  5.300%, 07/01/18 AMT                                                Aaa/AAA                  39,672
       70,000  5.000%, 07/01/18 AMT                                                Aaa/AAA                  66,453
       80,000  5.400%, 07/01/20 AMT                                                 Aa2/AA                  74,272
      140,000  5.600%, 07/01/23 AMT                                                 Aa2/AA                 130,768
       45,000  5.700%, 07/01/26 MBIA Insured                                        A2/AA                   45,037

               Washington State Housing Finance Commission
    2,290,000  4.800%, 12/01/21 AMT                                                 Aaa/NR               2,014,811

               Washington State Housing Finance Commission Single Family
               Mortgage
    2,345,000  5.000%, 06/01/22                                                    Aaa/NR*               2,104,731

               Wyoming Community Development Authority Housing Revenue
      150,000  4.600%, 12/01/12 AMT                                                Aa1/AA+                 149,319
      225,000  4.350%, 12/01/16 AMT                                                Aa1/AA+                 209,912
      580,000  4.700%, 06/01/17 AMT                                                Aa1/AA+                 547,711
      520,000  4.700%, 12/01/17 AMT                                                Aa1/AA+                 489,970
    2,000,000  5.000%, 12/01/22 Series 10 AMT                                      Aa1/AA+               1,795,500
      120,000  5.000%, 12/01/22                                                    Aa1/AA+                 110,256
      415,000  5.150%, 06/01/23 AMT                                                Aa1/AA+                 376,310

                                                                                              ---------------------
               Total Housing                                                                            36,177,667
                                                                                              ---------------------

               Industrial Development & Pollution Control (0.5%)
               ----------------------------------------------------------------

               Sandy City, Utah Industrial Development, H Shirley Wright
               Project,
               Refunding Bonds, LOC Olympus Bank
      250,000  6.125%, 08/01/16                                                     NR/AAA                 250,443

               Utah County Environmental Improvement Revenue
      935,000  5.050%, 11/01/17                                                   Baa1/BBB+                942,732

                                                                                              ---------------------
               Total Industrial Development & Pollution Control                                          1,193,175
                                                                                              ---------------------

               Lease (13.9%)
               ----------------------------------------------------------------

               Celebration Community Development District, Florida
      290,000  5.000%, 05/01/22 MBIA Insured                                        A2/AA                  285,778

               Clark County, Nevada Improvement District Revenue
      725,000  5.125%, 12/01/19                                                     NR/NR*                 635,144

               Clark County, Nevada Improvement District Special Local
               Improvement #128 (Summerlin)
      500,000  5.000%, 02/01/21 Series A                                            NR/NR*                 411,050

               Marion County, Indiana Convention & Recreational Facilities
               Authority
      390,000  5.000%, 06/01/27 MBIA Insured                                        A2/AA                  370,890

               Middle Village, Florida Community Development District
               Special Assessment Revenue
    1,170,000  6.750%, 05/01/25                                                     NR/NR*               1,117,245

               Murray City, Utah Municipal Building Authority
      520,000  5.050%, 12/01/15 AMBAC Insured (pre-refunded)                        Aaa/NR                 553,842

               New Albany, Indiana Development Authority
      500,000  4.250%, 02/01/22                                                     NR/A-                  425,005

               Poinciana West, Florida Community Development District
               Special Assessment Revenue
    1,000,000  5.875%, 05/01/22                                                     NR/NR*                 878,460

               Port Saint Lucie, Florida Special Assessment Revenue
               Southwest Annexation District 1-B
      500,000  5.000%, 07/01/27 MBIA Insured                                        A2/AA                  472,590

               Red River, Texas Higher Education TCU Project
    1,000,000  4.375%, 03/15/25                                                     Aa3/NR                 843,920

               Salt Lake Valley, Utah Fire Service District Lease Revenue
      610,000  5.200%, 04/01/28                                                     Aa3/NR                 549,348
    1,000,000  5.250%, 04/01/30                                                     Aa3/NR                 896,910

               South Dakota State Building Authority Revenue
      500,000  4.500%, 06/01/24 FGIC Insured                                       Baa3/AA-                429,875

               Spanish Fork, Utah Charter School
    2,000,000  5.550%, 11/15/21                                                     NR/NR*               1,791,520

               Tolomato Community, Florida Development District Special
                  Assessment Revenue
    1,000,000  6.450%, 05/01/23                                                     NR/NR*                 928,650

               Twin Creeks, Utah Special Service District BAN
   12,000,000  7.250%, 07/15/10                                                     NR/NR*              11,911,560

               Uintah County, Utah Municipal Building Authority Lease
               Revenue
    1,500,000  5.300%, 06/01/28                                                     NR/A+                1,337,130

               Utah County, Utah Municipal Building  Authority
      120,000  5.500%, 11/01/16 AMBAC Insured (pre-refunded)                        Aaa/NR                 129,193
      240,000  5.500%, 11/01/17 AMBAC Insured (pre-refunded)                        Aaa/NR                 258,386

               Utah State Building Ownership Authority
      465,000  5.000%, 05/15/21                                                    Aa1/AA+                 466,730
    1,755,000  5.250%, 05/15/23                                                    Aa1/AA+               1,761,669
      510,000  5.000%, 05/15/23                                                    Aa1/AA+                 498,596
    1,845,000  5.250%, 05/15/24                                                    Aa1/AA+               1,847,546
    1,080,000  5.000%, 05/15/25                                                    Aa1/AA+               1,051,412

               West Bountiful, Utah Courthouse Revenue
      410,000  5.000%, 05/01/19                                                      NR/A                  420,143

               West Valley City, Utah Municipal Building Authority Lease
                   Revenue Refunding
    1,890,000  4.375%, 08/01/26 Series A FGIC Insured                              Baa3/A+               1,589,849

                                                                                              ---------------------
               Total Lease                                                                              31,862,441
                                                                                              ---------------------

               Tax Revenue (13.3%)
               ----------------------------------------------------------------

               Aqua Isles, Florida Community Development District Revenue
      955,000  7.000%, 05/01/38                                                     NR/NR*                 876,356

               Bay County, Florida Sales Tax Revenue
      175,000  4.750%, 09/01/23 FSA Insured                                         Aaa/NR                 166,369

               Bountiful, Utah Special Improvement District Special
                  Assessment Revenue
      203,000  5.000%, 06/01/14                                                     NR/NR*                 191,131
      213,000  5.150%, 06/01/15                                                     NR/NR*                 199,381
      224,000  5.300%, 06/01/16                                                     NR/NR*                 207,704
      236,000  5.500%, 06/01/17                                                     NR/NR*                 218,031
      249,000  5.650%, 06/01/18                                                     NR/NR*                 230,596

               Clark County, Nevada Improvement District
      250,000  5.000%, 08/01/16                                                     NR/NR*                 221,893

               Coral Canyon, Utah Special Service District
      110,000  5.000%, 07/15/13                                                     NR/NR*                 106,161
      250,000  5.500%, 07/15/18                                                     NR/NR*                 231,910

               Henderson, Nevada Local  Improvement District
      100,000  4.500%, 09/01/12                                                     NR/NR*                  93,086
      300,000  5.000%, 09/01/14                                                     NR/NR*                 241,644
      300,000  5.000%, 09/01/15                                                     NR/NR*                 266,637
      240,000  5.000%, 03/01/16                                                     NR/NR*                 212,594

               Holladay, Utah  Redevelopment Agency
    3,000,000  4.900%, 12/30/20                                                     NR/NR*               2,650,860

               Jordanelle, Utah Special Service District
      186,000  5.000%, 11/15/14                                                     NR/NR*                 178,049
      196,000  5.100%, 11/15/15                                                     NR/NR*                 186,763
      206,000  5.200%, 11/15/16                                                     NR/NR*                 194,380
      216,000  5.300%, 11/15/17                                                     NR/NR*                 202,029
      228,000  5.400%, 11/15/18                                                     NR/NR*                 213,287
      240,000  5.500%, 11/15/19                                                     NR/NR*                 222,626
      253,000  5.600%, 11/15/20                                                     NR/NR*                 231,705
      268,000  5.700%, 11/15/21                                                     NR/NR*                 242,444
      283,000  5.800%, 11/15/22                                                     NR/NR*                 253,061
      299,000  6.000%, 11/15/23                                                     NR/NR*                 266,245

               Jordanelle, Utah Special Service Improvement District
      230,000  8.000%, 10/01/11                                                     NR/NR*                 238,524

               La Verkin, Utah Sales and Franchise Tax Revenue
      571,000  5.100%, 07/15/27                                                     NR/NR*                 480,576

                 Lehi, Utah Sales Tax
      790,000  5.000%, 06/01/24 FSA Insured                                        Aaa/AAA                 774,816

               Mesquite, Nevada New Special Improvement District
      240,000  5.300%, 08/01/11                                                     NR/NR*                 234,334
      175,000  4.600%, 08/01/11                                                     NR/NR*                 169,803
      185,000  4.750%, 08/01/12                                                     NR/NR*                 176,997
      220,000  4.900%, 08/01/13                                                     NR/NR*                 207,854
      135,000  5.250%, 08/01/17                                                     NR/NR*                 121,516
      300,000  5.350%, 08/01/19                                                     NR/NR*                 265,536
      130,000  5.400%, 08/01/20                                                     NR/NR*                 113,536
      475,000  5.500%, 08/01/25                                                     NR/NR*                 395,286

               Mountain Regional Water District, Utah Special Assessment
    1,735,000  7.000%, 12/01/18                                                     NR/NR*               1,599,705

               Mountain Regional Water, Utah Special Service District
    2,000,000  5.000%, 12/15/20 MBIA Insured                                        A2/AA                2,012,580

               North Ogden, Utah Sales Tax Revenue
      195,000  5.000%, 11/01/24 Syncora Guarantee Inc. Insured                      A3/A+                  195,803

               Payson City, Utah Sales Tax Revenue
      445,000  5.000%, 08/01/21 FSA Insured                                        Aaa/AAA                 444,551

               Pembroke Harbor, Florida Community Development District
               Revenue
    1,820,000  7.000%, 05/01/38                                                     NR/NR*               1,670,123

               Salt Lake City, Utah Sales Tax
      955,000  5.000%, 02/01/21                                                     NR/AAA                 960,596
    1,005,000  5.000%, 02/01/22                                                     NR/AAA                 999,131
    1,060,000  5.000%, 02/01/23                                                     NR/AAA               1,041,842
    1,115,000  5.000%, 02/01/24                                                     NR/AAA               1,090,403

               Sandy City, Utah Sales Tax
      520,000  5.000%, 09/15/18 AMBAC Insured                                      Aa3/AA+                 529,303
      605,000  5.000%, 09/15/20 AMBAC Insured                                      Aa3/AA+                 609,072

               South Weber City, Utah
      525,000  5.000%, 01/15/24 MBIA Insured                                        Aaa/AA                 526,895

               Springville, Utah Special Assessment Revenue
      400,000  5.500%, 01/15/17                                                     NR/NR*                 368,860
      457,000  5.650%, 01/15/18                                                     NR/NR*                 420,317
      483,000  5.800%, 01/15/19                                                     NR/NR*                 439,631
      510,000  5.900%, 01/15/20                                                     NR/NR*                 458,577
      540,000  6.000%, 01/15/21                                                     NR/NR*                 479,612

               Wasatch County, Utah Building Authority
      130,000  5.000%, 10/01/15                                                     A3/NR                  134,109
      135,000  5.000%, 10/01/16                                                     A3/NR                  138,171

               Wasatch County, Utah Sales Tax
      205,000  5.000%, 12/01/16 AMBAC Insured                                       Aa3/AA                 212,060
      210,000  5.000%, 12/01/17 AMBAC Insured                                       Aa3/AA                 215,534
      225,000  5.000%, 12/01/18 AMBAC Insured                                       Aa3/AA                 229,212

               Washington City, Utah Sales Tax
      680,000  5.250%, 11/15/17 AMBAC Insured                                       Aa3/AA                 710,940

               Weber County, Utah Sales Tax
      385,000  5.000%, 07/01/23 AMBAC Insured                                       Aa3/NR                 366,328

               West Valley City, Utah Redevelopment Agency
    1,625,000  5.000%, 03/01/21                                                     NR/A-                1,604,233
      320,000  5.000%, 03/01/22                                                     NR/A-                  307,926
      350,000  5.000%, 03/01/23                                                     NR/A-                  330,607
    1,000,000  5.000%, 03/01/24                                                     NR/A-                  932,310

                                                                                              ---------------------
               Total Tax Revenue                                                                        30,512,151
                                                                                              ---------------------

               Transportation (2.7%)
               ----------------------------------------------------------------

               Alaska State International Airport Revenue
      110,000  5.000%, 10/01/24 AMBAC Insured AMT                                   Aa3/AA                  93,795

               Florida State Turnpike Authority Turnpike Revenue
      500,000  4.500%, 07/01/22 MBIA Insured                                        Aa2/AA                 459,615

               Miami-Dade County, Florida Aviation Revenue
      600,000  5.000%, 10/01/24 FGIC Insured AMT                                    A2/A-                  503,328

               Port of Seattle, Washington Revenue
    1,095,000  5.100%, 04/01/24 AMT FGIC Insured                                   Aa2/AA-                 960,654

               Utah Transit Authority Sales Tax & Transportation Revenue
    3,300,000  4.125%, 06/15/21 FSA Insured                                        Aaa/AAA               2,970,891
    1,450,000  4.125%, 06/15/22 FSA Insured                                        Aaa/AAA               1,267,605

                                                                                              ---------------------
               Total Transportation                                                                      6,255,888
                                                                                              ---------------------

               Utility (8.0%)
               ----------------------------------------------------------------

               Alaska Industrial Development & Export Authority
      400,000  4.625%, 12/01/16 AMBAC Insured AMT                                   Aa3/AA                 378,452

               Cowlitz County, Washington Public Utility District Electric
               Revenue
    1,000,000  4.500%, 09/01/26 MBIA Insured                                        A2/AA                  847,260

               Eagle Mountain, Utah Gas & Electric
    1,385,000  4.250%, 06/01/20 Radian Insured                                       A3/A                1,209,119
    1,440,000  5.000%, 06/01/21 Radian Insured                                       A3/A                1,338,480
    1,515,000  5.000%, 06/01/22 Radian Insured                                       A3/A                1,383,104

               Garland, Texas Water & Sewer
      440,000  4.500%, 03/01/21 AMBAC Insured                                       Aa3/AA                 402,983

               Indianapolis, Indiana Gas Utility
      290,000  5.000%, 08/15/24 AMBAC Insured                                       Aa3/AA                 282,240

               Intermountain Power Agency Utilities Light & Power Service,
               Utah
    1,380,000  5.000%, 07/01/19 MBIA Insured                                        A2/AA                1,389,053
      250,000  5.250%, 07/01/23                                                      A1/A                  242,983

               JEA, Florida Electric System Revenue
      500,000  5.000%, 10/01/26                                                     Aa3/A+                 473,305

               Manti City, Utah Electric System Revenue
      603,000  5.750%, 02/01/17                                                     NR/NR*                 592,556

               Murray City, Utah Utility Electric Revenue
    1,340,000  5.000%, 06/01/25 AMBAC Insured                                       Aa3/NR               1,324,992

               Orem, Utah Water & Storm Sewer Revenue
    1,000,000  5.000%, 07/15/26                                                     NR/AA                  966,760

               Pleasant Grove City, Utah Water Revenue
      760,000  4.625%, 12/01/23 FSA Insured                                        Aaa/AAA                 675,807

               Rockport, Indiana Pollution Control Revenue Indiana Michigan
                 Power Company Project
    1,500,000  4.625%, 06/01/25 Series A FGIC Insured                               A3/BBB               1,200,480

               Salem, Utah Electric Revenue
      130,000  5.350%, 11/01/08                                                     NR/NR*                 130,081
      140,000  5.400%, 11/01/09                                                     NR/NR*                 142,353

               Santa Clara Utah Storm Drain Revenue
      877,000  5.100%, 09/15/26                                                     NR/NR*                 771,646

               Southern Utah Valley Power System
      210,000  5.250%, 09/15/13 MBIA Insured                                        A2/AA                  222,648
      225,000  5.250%, 09/15/14 MBIA Insured                                        A2/AA                  237,787
      235,000  5.250%, 09/15/15 MBIA Insured                                        A2/AA                  246,945
      185,000  5.125%, 09/15/21 MBIA Insured                                        A2/AA                  186,143

               Tacoma, Washingto Solid Waste Utility Revenue
    1,000,000  5.000%, 12/01/23 XSyncora Guarantee Inc. Insured                     A3/AA-                 908,330

               Utah Assessed Municipal Power System
      790,000  5.250%, 12/01/09                                                     NR/A-                  806,100
    1,000,000  5.000%, 04/01/21 FSA Insured                                        Aaa/AAA               1,001,190

               Washington, Utah Electric Revenue
      985,000  5.000%, 09/01/21 Syncora Guarantee Inc. Insured                      A3/NR                  986,950

                                                                                              ---------------------
               Total Utility                                                                            18,347,747
                                                                                              ---------------------

               Water and Sewer (4.4%)
               ----------------------------------------------------------------

               Eagle Mountain, Utah Water and Sewer
      690,000  4.750%, 11/15/25 MBIA Insured                                        A2/AA                  627,997

               Jacksonville, Florida Water and Sewer System Revenue
      250,000  4.625%, 10/01/22                                                    Aa3/AA-                 228,738

               Mesquite, Texas Waterworks & Sewer
      225,000  4.500%, 03/01/24 FSA Insured                                        Aaa/AAA                 201,906

               Murray City, Utah Sewer and Water
      440,000  5.000%, 10/01/19 AMBAC Insured                                       Aa3/NR                 442,702

               Pleasant Grove, Utah Water Revenue
      450,000  4.300%, 12/01/20 MBIA Insured                                        A2/AA                  405,968

               Smithfield, Utah Water Revenue
       90,000  4.750%, 06/01/17                                                     NR/NR*                  82,938
       94,000  4.800%, 06/01/18                                                     NR/NR*                  85,813
       99,000  4.850%, 06/01/19                                                     NR/NR*                  89,468
      103,000  4.900%, 06/01/20                                                     NR/NR*                  91,991
      108,000  5.000%, 06/01/21                                                     NR/NR*                  95,771
      114,000  5.050%, 06/01/22                                                     NR/NR*                  99,642
      120,000  5.100%, 06/01/23                                                     NR/NR*                 103,853
      126,000  5.150%, 06/01/24                                                     NR/NR*                 108,651
      132,000  5.200%, 06/01/25                                                     NR/NR*                 113,121
      139,000  5.250%, 06/01/26                                                     NR/NR*                 118,299

               Upper Trinity Regional Water District, Texas
      205,000  4.500%, 08/01/20 AMBAC Insured                                       Aa3/AA                 190,090

               Utah Water Finance Agency Revenue
      200,000  5.250%, 07/01/16 AMBAC Insured                                       Aa3/NR                 207,544
      310,000  5.000%, 10/01/17 AMBAC Insured                                       Aa3/NR                 317,772
      510,000  5.000%, 07/01/18 AMBAC Insured                                       Aa3/NR                 516,620
      105,000  5.000%, 10/01/20 AMBAC Insured                                       Aa3/NR                 105,226
      830,000  4.500%, 10/01/22 AMBAC Insured                                       Aa3/NR                 732,243
      100,000  5.125%, 07/01/23 AMBAC Insured                                       Aa3/NR                  98,217
      870,000  4.500%, 10/01/23 AMBAC Insured                                       Aa3/NR                 753,611
    2,570,000  5.000%, 10/01/25 AMBAC Insured                                       Aa3/NR               2,375,759
    1,300,000  4.500%, 10/01/28 AMBAC Insured                                       Aa3/NR               1,093,066

               Weber-Box Elder, Utah Conservation District Water Revenue
      200,000  6.450%, 11/01/14 (pre-refunded)                                     Aaa/AAA                 215,302
      200,000  6.500%, 11/01/19 (pre-refunded)                                     Aaa/AAA                 215,504
      335,000  6.900%, 11/01/20 (pre-refunded)                                     Aaa/AAA                 363,659

                                                                                              --------------------
               Total Water and Sewer                                                                    10,081,471
                                                                                              --------------------

               Total Revenue Bonds                                                                     187,002,585
                                                                                              --------------------

               Total Investments (cost $247,866,065-note b)                           98.8%            227,121,709


               Other assets less liabilities                                            1.2              2,855,406
                                                                           ----------------- ---------------------

               Net Assets                                                            100.0%           $229,977,115
                                                                           ================= =====================


                                                                Percent of
      Portfolio Distribution By Quality Rating (unaudited)      Portfolio +


      Aaa of Moody's or AAA of S&P                                 24.1%

      Aa of Moody's or AA of S&P                                   37.2

      A of Moody's or S&P                                          9.8

      Baa of Moody's or BBB of S&P                                 3.0

      Not rated*                                                   25.9
                                                                   -----
                                                                  100.0%
                                                                 =======

               + Calculated using the highest rating of the two
                rating services.

               * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a r service.

               PORTFOLIO ABBREVIATIONS:

               AMBAC  - American Municipal Bond Assurance Corp.
               AMT    - Alternative Minimum Tax
               COP    - Certificates of Participation
               FGIC   - Financial Guaranty Insurance Co.
               FSA    - Financial Security Assurance
               LOC    - Letter of Credit
               MBIA   - Municipal Bond Investors Assurance
               NR     - Not Rated


               See accompanying notes to
                financial statements.

             NOTES TO FINANCIAL STATEMENTS
                TAX-FREE FUND FOR UTAH
                      (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $247,859,573 amounted to $20,737,864, which consisted of aggregate gross unrealized appreciation of $326,603 and aggregate gross unrealized depreciation of $21,064,467.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of September 30, 2008:

                                                          Investments in
 Valuation Inputs                                           Securities

                                                           $
 Level 1 - Quoted Prices                                                 -
 Level 2 - Other Significant Observable Inputs              $  227,121,709

                                                           $
 Level 3 - Significant Unobservable Inputs                               -
                                                       -------------------
 Total                                                      $  227,121,709
                                                       ===================


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 24, 2008



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 24, 2008